3. Investment Securities: Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale Securities, Amortized Cost Basis	$ 212,744,040	$ 197,900,453
Available-for-sale Securities, Gross Unrealized Gain	3,866,365	7,619,194
Available-for-sale Securities, Gross Unrealized Loss	(4,410,689)	(951,616)
Available-for-sale Securities, Estimated Fair Value	212,199,716	204,568,031
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	212,613,724	187,508,758
Available-for-sale Securities, Gross Unrealized Gain	3,685,239	7,027,704
Available-for-sale Securities, Gross Unrealized Loss	(4,410,689)	(935,219)
Available-for-sale Securities, Estimated Fair Value	211,888,274	193,601,243
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gain	181,126	327,519
Available-for-sale Securities, Gross Unrealized Loss	0	0
Available-for-sale Securities, Estimated Fair Value	$ 311,442	457,835
Mutual funds
Available-for-sale Securities, Amortized Cost Basis		10,261,379
Available-for-sale Securities, Gross Unrealized Gain		263,971
Available-for-sale Securities, Gross Unrealized Loss		(16,397)
Available-for-sale Securities, Estimated Fair Value		$ 10,508,953